1001 West Fourth Street Winston-Salem, NC 27101-2400 t 336 607 7300 f 336 607 7500

October 25, 2019	direct dial 336 607 7385 direct fax 336 734 2619 asachs@kilpatricktownsend.com

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington D.C. 20549

Re:	Horizon Funds (the “Trust”), on behalf of the Horizon Defensive Multi-factor Fund, the Horizon ESG Core Equity Fund with Risk Assist® and the Fund Horizon Multi-Asset Income Fund (the “Funds”)
File Nos. 333-205411 and 811-23063

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 27 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purposes of: (i) changing the name of the Horizon Sustainable Risk Assist Fund to “Horizon ESG Core Equity Fund with Risk Assist”; (ii) revising the description of the principal investment objective and strategy of the Horizon ESG Core Equity Fund with Risk Assist; (iii) disclosing the intended engagement of a sub-adviser for the Horizon ESG Core Equity Fund with Risk Assist; (iv) and making other material and non-material changes to the Registration Statement for the Funds.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing would be effective 60 days after filing. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

If you have any comments or questions regarding this filing, please contact me at (336) 607-7385.

Best regards,

/s/Andrew B. Sachs

Andrew B. Sachs

cc: Robert J. Cannon, President of Horizon Funds

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